Leases (Tables)	12 Months Ended
Apr. 30, 2024
Leases [Abstract]
Schedule of Finance Right-of-Use Assets and Lease Liabilities	The Company’s finance right-of-use assets and lease liabilities are as follows:
	As of April 30,
	2023	2024
	JPY	JPY	US$
	(in thousands)
Finance lease right-of-use assets, net (1)	¥35,824	¥21,956	$139
Current portion of finance lease liabilities (2)	15,004	14,288	91
Finance lease liabilities, net of current portion (3)	24,705	10,383	65
(1)	Included in “Property and equipment, net” in the Balance Sheets.
(2)	Included in “Accrued expenses and other current liabilities” in the Balance Sheets.
(3)	Included in “Other liabilities” in the Balance Sheets.

Schedule of Components of Lease Costs	The components of lease costs are as follows:
	Year ended April 30,
	2022	2023	2024
	JPY	JPY	JPY	US$
Finance lease cost	(in thousands)
Amortization of right-of-use assets	¥4,511	¥13,484	¥13,868	$88
Interest on lease liabilities	548	1,275	940	6
Total	¥5,059	¥14,759	¥14,808	$94

Schedule of Supplemental Information Related to Finance Leases	Supplemental information related to finance leases is as follows:
	Year ended April 30,
	2022	2023	2024
	JPY	JPY	JPY	US$
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities	¥4,766	¥14,315	¥15,039	$95
Finance lease right-of-use assets obtained in exchange for lease liabilities	47,147	3,996	—	—
Weighted average remaining lease term (in years)	3.7	2.7	1.8
Weighted average discount rate (IBR)	2.56%	2.59%	2.58%

Schedule of Maturity Analysis of Future Minimum Lease Payments	Maturity analysis of future minimum lease payments under non-cancellable leases subsequent to April 30, 2024 are as follows:
	JPY	US$
	(in thousands)
Year ending April 30,
2025	¥14,869	$94
2026	10,001	63
2027	456	3
2028	114	1
Total	25,440	161
Less: Interest component	(769)	(5)
Present value of minimum lease payments	¥24,671	$156

Schedule of Operating Lease Expenses	The components of the operating lease expenses reflected in the Statements of Operations for the years ended April 30, 2022, 2023 and 2024 were as follows:
	Year ended April 30,
	2022	2023	2024
	JPY	JPY	JPY	US$
Fixed lease cost	¥88,273	¥86,882	¥139,742	$887
Variable lease cost	4,010	5,262	4,963	31
Short-term cost	304	96	238	2
Total	¥92,587	¥92,240	¥144,943	$920

Schedule of Supplemental Information Related to Operating Leases	Supplemental information related to operating leases is as follows:
	Year ended April 30,
	2022	2023	2024
	JPY	JPY	JPY	US$
Cash paid for amounts included in the measurement of lease liabilities	¥88,273	¥86,882	¥139,742	$887
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	347,445	9,573	488,916	3,103
Weighted average remaining lease term (in years)	14.2	1.0	4.0
Weighted average discount rate-operating lease (IBR)	2.24%	2.91%	2.95%

Schedule of Future Minimum Operating Lease Payments	Maturity analysis of future minimum lease payments under non-cancellable leases subsequent to April 30, 2024 are as follows:
	JPY	US$
	(in thousands)
Year ending April 30,
2025	¥142,716	$906
2026	140,156	890
2027	137,359	872
2028	136,956	869
Total	557,187	3,537
Less: Interest component	(55,758)	(354)
Present value of minimum lease payments	¥501,429	$3,183